LEASES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LEASES

15. LEASES

Group as a lessor

The Group enters into leases on its property portfolio. Refer to Note 2 for further information.

Group as a lessee

Offices Right-of-Use (ROU) Asset and Liability - The Group leases its office spaces from third parties. The remaining weighted average lease term was 2.2 and 3.3 years as of December 31, 2023 and 2022, respectively.

The Group does not include renewal options in the lease term for calculating the lease liability unless the Group is reasonably certain that will exercise the option, or the lessor has the sole ability to exercise the option.

As of December 31, 2023, and 2022, the Group carried short-term office lease liability amounting to $65,886 and $54,327, respectively, and long-term lease liability amounting to $135,612 and $88,553, respectively. Short-term office lease liability and long-term office lease liability are included in other current liabilities, and other non-current liabilities, respectively.

The weighted average discount rate was 7.1%, 7.1% and 7.3% as of December 31, 2023, 2022 and 2021, respectively. The Group recorded interest expense on lease liabilities of $11,667, $13,400 and $15,292 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Group had total cash outflows for leases of $50,112, $163,072 and $99,380 for the years ended December 31, 2023, 2022 and 2021, respectively. The Group also had non-cash additions to right of use assets amounting to $115,100, $148,326 and $0 in the years ended December 31, 2023, 2022 and 2021, respectively, that were replaced by new leases.

The Group did not have short-term lease expenses or leases of low value assets during the years ended December 31, 2023, 2022 and 2021.

Offices ROU assets are amortized using the straight-line method over the term of the operating lease. Original lease terms and remaining lease terms of the corporate offices operating leases were as follows:

Office Location	Original Lease Term	Remaining Term as of December 31, 2023
	(in years)	(in years)
Costa Rica	2.9	2.2
Colombia	3.8	2.1
Weighted average	3.3	2.2

As of December 31, 2023 and 2022, the Group’s office right-of-use assets, included in other non-current assets, were as follows:

Total

Gross assets:
Balance as of January 1, 2022	$452,460
Additions	148,326
Retirements	(112,740)
Foreign currency translation effect	(30,321)
Balance as of December 31, 2022	$457,725
Additions	115,100
Retirements	(339,721)
Foreign currency translation effect	30,509
Balance as of December 31, 2023	$263,613
Accumulated depreciation:
Balance as of January 1, 2022	$317,337
Additions to accumulated depreciation	104,198
Retirements	(111,688)
Foreign currency translation effect	17,476
Balance as of December 31, 2022	$327,323
Additions to accumulated depreciation	60,666
Retirements	(311,951)
Foreign currency translation effect	8,115
Balance as of December 31, 2023	$84,153
Net book value as of December 31, 2022	$130,402
Net book value as of December 31, 2023	$179,460

During the years ended December 31, 2023, 2022 and 2021, the Group recorded ROU amortization expense related to office space of $60,666, $104,198 and $96,662, respectively, in the consolidated statements of profit or loss and other comprehensive loss under General and administrative expenses.

Investment Property ROU Asset and Liability – In December 2022, the Group, through Parque Logístico Callao (“Parque Logístico Callao”), a partnership entity controlled by the Group, entered into a land lease agreement with a third party, whereas Parque Logístico Callao is committed to lease a land parcel for a period of 30 years, with the intention of development warehouses on the leased land (“Land Lease”). Since the ROU asset is held by the Parque Logístico Callao to construct and develop for future use as investment property and lease out the constructed assets under one or more operating leases, the ROU asset meets the definition of an investment property under IAS 40 Investment Property and therefore, it was recognized as part of investment properties.

Under IAS 40, the Group applies the fair value model to the investment property ROU assets, which need to be remeasured at fair value at each period end. As a result, there is no amortization expense associated with the Land Lease. The Group’s investment property ROU asset was $12,260,000 and $227,999 as of December 31, 2023 and 2022, respectively.

The associated land lease liability was recorded at the present value of the remaining lease payment using a discount rate of 8.5%. The Group recorded interest expense on lease liabilities of $237,916, $0 and $0 for the years ended December 31, 2023, 2022 and 2021, respectively, as part of the general and administration expense in the consolidated statement of profit or loss and other comprehensive income (loss). The Group had short-term and long-term lease liability, respectively, in relation to the land leases of $172,963 and $2,800,943 as of December 31, 2023, and $7,875 and $2,728,115 as of December 31, 2022. Short-term land lease liability and long-term land lease liability are included in other current liabilities, and other non-current liabilities, respectively.

The Group also had no cash outflows for the land leases for the years ended December 31, 2023, 2022 and 2021. The Group also had non-cash additions to land lease ROU assets amounting to $2,507,992, $227,999 and $0 in the years ended December 31, 2023, 2022 and 2021, respectively.

Lease commitment for office and land leases - The following table summarizes the fixed, future minimum rental payments, excluding variable costs, for which the leases have commenced by December 31, 2023 with amounts discounted at lease commencement by our incremental borrowing rates to calculate the lease liabilities of the Group’s leases:

As of December 31, 2023
2024	$271,483
2025	346,403
2026	315,639
2027	268,064
2028	268,953
Thereafter	6,711,858
Total undiscounted rental payments	$8,182,400
Less: imputed interest	(5,006,996)
Total lease liability	$3,175,404